Finance income/(expenses), net	6 Months Ended
Jun. 30, 2023
Finance Income (Expense) [Abstract]
Finance income/(expenses), net
5.6 Finance income/(expenses), net
Interest income is recognized on a time-proportion basis using the effective interest method.

in € thousand	Six months ended June 30,
	2023	2022
Interest income from other parties	504	35
TOTAL FINANCE INCOME	504	35
Interest expense on loans	(5,623)	(2,695)
Interest expense on refund liabilities	(2,615)	(4,812)
Interest expenses on lease liabilities	(619)	(457)
Other interest expense	(22)	(235)
TOTAL FINANCE EXPENSES	(8,879)	(8,199)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	4,517	(10,657)
FINANCE INCOME/(EXPENSES), NET	(3,858)	(18,821)
The foreign exchange gain/(losses), net are primarily driven by non-cash revaluation results of non-Euro denominated balance sheet positions, especially caused by USD denominated liabilities.